Acquisition (Details) - Schedule of acquisition $ in Thousands	Mar. 31, 2022 USD ($)
Gesoper [Member]
Asset Acquisition [Line Items]
Cash and cash equivalents	$ 4
Other receivables	65
Total current assets	69
Other payables and accrued liabilities	(782)
Total current liabilities	(782)
Customer relationship	729
Net assets acquired	16
Firts [Member]
Asset Acquisition [Line Items]
Cash and cash equivalents	23
Other receivables	6
Total current assets	29
Other payables and accrued liabilities	(459)
Total current liabilities	(459)
Customer relationship	446
Net assets acquired	$ 16